Quarterly Holdings Report
for
Fidelity® Tax-Free Bond Fund
April 30, 2024
SFB-NPRT1-0624
1.800354.120
Municipal Bonds - 96.0%
	Principal Amount (a)	Value ($)
Alabama - 2.0%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,700,000	1,770,153
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	270,000	272,012
4% 12/1/35	880,000	881,709
4% 12/1/37	1,180,000	1,154,402
4% 12/1/38	225,000	217,455
4% 12/1/39	1,605,000	1,544,073
4% 12/1/41	3,845,000	3,606,594
4% 12/1/44	2,265,000	2,080,376
4% 12/1/49	530,000	474,321
Jefferson County Swr. Rev. Series 2024, 5% 10/1/29	1,555,000	1,679,145
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	23,020,000	22,997,958
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	1,615,000	1,606,742
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	55,000	52,300
5% 3/1/36	2,315,000	1,754,252
Southeast Energy Auth. Rev.:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,260,000	1,249,776
4% 6/1/30	955,000	945,372
4% 6/1/31	825,000	810,710
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	20,155,000	19,725,342
Univ. of Alabama Gen. Rev. Series 2019 C, 5% 7/1/31	2,755,000	3,002,909
TOTAL ALABAMA		65,825,601
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	2,075,000	2,112,837
Arizona - 3.2%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/27	470,000	492,435
5% 6/1/30	1,390,000	1,483,851
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, S&P Municipal Bond 7 Day High Grade Rate Index + 0.810% 4.52%, tender 1/1/37 (b)(c)	945,000	894,423
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
4% 2/1/38	1,415,000	1,412,340
4% 2/1/39	1,415,000	1,399,914
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	385,000	378,524
4% 9/1/38	420,000	407,920
4% 9/1/39	380,000	365,123
4% 9/1/40	410,000	391,211
4% 9/1/46	1,000,000	908,507
5% 9/1/31	185,000	198,705
5% 9/1/32	285,000	305,669
5% 9/1/33	390,000	417,960
5% 9/1/34	330,000	353,157
Arizona Indl. Dev. Auth. Rev.:
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,030,000	566,500
5% 5/1/43	945,000	519,750
Series 2019 2, 3.625% 5/20/33	1,742,972	1,609,132
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/32	1,150,000	1,290,727
5% 7/1/34	1,180,000	1,323,694
5% 7/1/35	945,000	1,057,037
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	145,000	139,437
5% 7/1/48	190,000	167,226
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	1,890,000	1,955,768
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	1,735,000	1,411,543
6% 1/1/48 (d)	3,290,000	2,354,059
Maricopa County Rev.:
Series 2017 D, 3% 1/1/48	4,000,000	2,938,319
Series 2019 E, 3% 1/1/49	2,375,000	1,721,700
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/31	755,000	793,098
5% 7/1/32	3,070,000	3,223,971
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	2,445,000	2,196,843
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	1,710,000	1,613,494
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 B:
5% 7/1/30	2,475,000	2,613,304
5% 7/1/34	1,890,000	1,988,009
5% 7/1/35	1,890,000	1,985,755
Series 2019 A, 5% 7/1/44	5,300,000	5,541,530
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	1,040,000	1,116,887
5% 7/1/32	335,000	359,214
5% 7/1/36	560,000	594,608
5% 7/1/37	490,000	517,057
5% 7/1/38	785,000	824,379
5% 7/1/45	6,800,000	7,003,901
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,720,000	5,739,894
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/49	1,060,000	1,003,063
5% 7/1/54	3,335,000	3,112,635
Pima County Unified School District #1 Tucson Series 2024 A:
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,480,471
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,463,801
5% 7/1/41 (Assured Guaranty Muni. Corp. Insured)	1,850,000	2,026,388
5% 7/1/43 (Assured Guaranty Muni. Corp. Insured)	1,205,000	1,308,818
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2023 B, 5.25% 1/1/53	30,000,000	32,670,210
TOTAL ARIZONA		105,641,961
California - 3.6%
Alameda Corridor Trans. Auth. Rev. Series 2024 A:
0% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	485,000	123,163
0% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	1,665,000	399,451
California Gen. Oblig. Series 2004:
5.25% 12/1/33	35,000	35,026
5.5% 4/1/30	5,000	5,005
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	2,342,870	2,164,698
Series 2023 A1, 4.375% 9/20/36	5,734,992	5,502,217
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	1,000,000	878,576
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,020,000	2,121,923
5% 5/15/38	2,830,000	2,927,789
5% 5/15/43	3,775,000	3,851,253
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/32	2,190,000	2,483,339
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	945,000	951,739
5% 5/15/26	945,000	960,774
5% 5/15/27	945,000	965,154
5% 5/15/28	945,000	966,958
5% 5/15/32	1,180,000	1,204,836
5% 5/15/33	1,415,000	1,443,685
5% 5/15/40	945,000	953,675
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% (e)(f)	1,960,874	862,785
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	44,735,000	4,523,957
Los Angeles Unified School District Series 2024 A, 5% 7/1/34	11,035,000	13,020,262
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/32	8,225,000	9,475,925
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,800,000	1,905,504
4% 8/1/33	1,425,000	1,527,171
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,225,000	929,708
Series 2011 B, 0% 8/1/51	1,355,000	363,963
Series B:
0% 8/1/33	4,105,000	3,002,624
0% 8/1/37	7,555,000	4,567,163
0% 8/1/38	8,400,000	4,797,729
0% 8/1/39	6,815,000	3,693,384
0% 8/1/41	4,625,000	2,232,347
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/27	990,000	1,004,085
5% 9/1/30	1,295,000	1,315,538
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,372,493
San Diego Cmnty. College District Series 2011, 0% 8/1/35	2,830,000	1,914,894
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,225,000	865,226
0% 7/1/37	4,820,000	2,953,960
Series 2008 E, 0% 7/1/47 (g)	2,455,000	1,802,420
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	2,765,000	2,893,965
Series 2022 B, 5% 5/1/52	14,945,000	15,935,555
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,495,000	1,239,043
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	945,000	989,112
5% 6/1/28	1,425,000	1,515,564
5% 6/1/29	945,000	1,020,276
Univ. of California Revs.:
Series 2017 AV, 5% 5/15/36	1,520,000	1,603,877
Series 2021 Q, 3% 5/15/51	4,325,000	3,287,293
TOTAL CALIFORNIA		118,555,084
Colorado - 0.7%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,370,000	1,395,276
5% 10/1/43	5,485,000	5,542,704
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/24	210,000	210,303
5% 9/1/25	245,000	247,271
5% 9/1/28	2,075,000	2,191,620
Series 2019 A, 4% 11/1/39	2,815,000	2,723,572
Series 2019 A2:
3.25% 8/1/49	2,700,000	1,992,179
4% 8/1/49	4,390,000	3,986,928
Series 2020 A, 4% 9/1/50	1,020,000	935,631
Series 2021 A, 3% 11/15/51	2,600,000	1,913,635
Colorado Hsg. & Fin. Auth.:
Series 2019 H, 4.25% 11/1/49	675,000	670,611
Series 2021 E, 3% 11/1/51	1,170,000	1,127,601
TOTAL COLORADO		22,937,331
Connecticut - 2.0%
Connecticut Gen. Oblig.:
Series 2018 F, 5% 9/15/27	945,000	1,000,508
Series 2020 A, 4% 1/15/34	6,615,000	6,887,560
Series 2021 A:
3% 1/15/35	1,000,000	930,763
3% 1/15/39	960,000	823,816
3% 1/15/40	1,230,000	1,036,343
Series 2021 B, 3% 6/1/40	1,000,000	839,782
Series 2022 B, 3% 1/15/40	2,625,000	2,211,707
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	990,000	1,028,520
5% 7/1/35	1,135,000	1,173,830
5% 7/1/36	380,000	391,818
5% 7/1/37	1,470,000	1,508,378
5% 7/1/42	3,570,000	3,593,398
Bonds Series 2020 B, 5%, tender 1/1/27 (b)	4,445,000	4,557,121
Series 2016 K, 4% 7/1/46	4,215,000	3,644,746
Series 2019 A:
5% 7/1/34 (d)	1,325,000	1,252,943
5% 7/1/49 (d)	1,925,000	1,573,108
Series 2020 A, 4% 7/1/39	2,830,000	2,774,519
Series 2020 C, 4% 7/1/45	3,985,000	3,671,551
Series 2020 K:
5% 7/1/37	945,000	1,002,498
5% 7/1/38	1,415,000	1,491,128
5% 7/1/39	1,465,000	1,537,420
5% 7/1/44 (d)	1,295,000	1,166,631
Series 2021 S, 4% 6/1/51	1,120,000	1,013,035
Series 2022 M:
4% 7/1/37	3,305,000	3,190,309
4% 7/1/52	1,680,000	1,492,656
Series G, 5% 7/1/50 (d)	1,100,000	947,677
Series K1:
5% 7/1/31	1,415,000	1,435,833
5% 7/1/35	1,210,000	1,220,871
Series N:
4% 7/1/39	1,165,000	949,879
4% 7/1/49	1,395,000	1,013,376
5% 7/1/32	520,000	515,367
5% 7/1/33	470,000	464,066
5% 7/1/34	235,000	231,061
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	915,000	904,117
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	2,195,000	2,308,195
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	1,895,000	1,906,523
5% 4/1/39 (d)	2,950,000	2,924,114
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	540,000	547,480
TOTAL CONNECTICUT		65,162,647
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,170,000	2,277,759
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	3,775,000	3,853,880
5% 7/15/30	6,130,000	6,261,603
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/33	1,180,000	1,261,248
5% 10/1/34	1,890,000	2,018,629
5% 10/1/36	1,890,000	2,002,315
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	4,210,000	3,075,467
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	4,975,000	4,528,828
(Dulles Metrorail and Cap. Impts. Projs.) Series 2022 A, 3% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	2,400,000	1,715,459
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,290,000	4,510,790
TOTAL DISTRICT OF COLUMBIA		31,505,978
Florida - 5.1%
Brevard County Health Facilities Auth. Rev. Series 2023 A, 5% 4/1/32	2,220,000	2,445,176
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,505,000	1,551,853
Series 2016, 5% 7/1/32	965,000	986,140
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/29	1,650,000	1,682,273
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
4% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	4,015,000	4,191,669
4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	3,890,000	4,051,384
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	4,320,000	4,432,631
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	2,700,000	2,749,191
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	2,175,000	2,206,185
Collier County Indl. Dev. Auth. Healthcare Facilities Rev.:
(NCH Healthcare Sys. Projs.) Series 2024 A:
5% 10/1/49 (Assured Guaranty Muni. Corp. Insured)	1,380,000	1,445,409
5% 10/1/54 (Assured Guaranty Muni. Corp. Insured)	1,655,000	1,724,238
Bonds (NCH Healthcare Sys. Projs.):
Series 2024 B1, 5%, tender 10/1/29 (Assured Guaranty Muni. Corp. Insured) (b)	530,000	564,510
Series 2024 B2, 5%, tender 10/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	670,000	724,831
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,025,000	6,112,147
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,255,000	1,991,942
Florida Dept. of Trans. Tpk. Rev. Series 2021 C, 3% 7/1/46	1,000,000	788,291
Florida Dev. Fin. Corp. Healthcare Facility Rev. Bonds (Tampa Gen. Hosp. Proj.) Series 2024 B, 5%, tender 10/1/31 (b)	4,730,000	5,107,546
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	4,530,000	3,112,988
Series 2019, 5% 10/1/27	615,000	628,677
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	1,305,000	1,319,703
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	2,455,000	2,427,414
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,455,000	2,478,531
Series 2015 C, 5% 10/1/35	1,890,000	1,908,116
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	380,000	404,026
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	930,000	956,854
5% 10/1/31	1,015,000	1,042,891
Series 2015 B, 5% 10/1/29	1,180,000	1,198,585
Gainesville Utils. Sys. Rev. Series 2017 A, 5% 10/1/35	4,720,000	4,963,275
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/24	790,000	790,181
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	620,000	628,276
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	7,555,000	7,636,738
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	1,890,000	1,950,640
5% 8/15/34	2,595,000	2,689,760
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,445,000	1,447,784
Miami-Dade County Aviation Rev. Series 2020 A:
4% 10/1/35	1,510,000	1,533,683
4% 10/1/41	1,135,000	1,105,924
5% 10/1/31	2,020,000	2,235,609
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,115,000	3,074,940
Series 2014 A:
5% 7/1/25	1,350,000	1,351,997
5% 7/1/27	945,000	945,971
5% 7/1/28	2,100,000	2,102,436
5% 7/1/29	955,000	956,171
Series 2014 B, 5% 7/1/30	2,360,000	2,362,933
Miami-Dade County Gen. Oblig. Series 2020, 2.25% 7/1/38	1,000,000	737,460
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	11,680,000	11,799,659
Series 2016 A, 5% 5/1/32	9,440,000	9,665,982
Series 2016 B, 5% 8/1/26	4,255,000	4,379,986
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2019, 4% 8/15/49	3,205,000	2,865,942
Palm Beach County Health Facilities Auth. Rev. Series 2019 B, 5% 5/15/53	3,690,000	3,105,681
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28	1,870,000	1,896,625
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	320,000	325,384
5% 7/1/39	400,000	399,425
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	470,000	483,305
5% 10/1/28	3,775,000	3,884,690
5% 10/1/30	1,890,000	1,937,856
5% 10/1/32	3,125,000	3,201,216
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,395,000	1,458,383
5% 8/15/32	3,700,000	3,855,148
5% 8/15/35	665,000	688,515
5% 8/15/37	4,720,000	4,847,137
5% 8/15/42	3,210,000	3,258,062
5% 8/15/47	4,910,000	4,958,860
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,345,000	1,364,721
5% 12/1/36	1,040,000	1,046,816
Series 2015 A, 5% 12/1/40	945,000	945,220
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/45	3,645,000	3,409,939
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	720,000	746,621
5% 10/15/49	1,340,000	1,377,559
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/31 (Build America Mutual Assurance Insured)	2,090,000	2,130,768
TOTAL FLORIDA		168,780,479
Georgia - 4.2%
Atlanta Arpt. Rev. Series 2023 B1:
5% 7/1/37	1,450,000	1,642,595
5% 7/1/39	1,000,000	1,114,251
5% 7/1/40	1,125,000	1,245,139
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	2,900,000	1,875,736
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013 1, 3.375%, tender 3/12/27 (b)	1,625,000	1,602,636
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,080,000	6,215,016
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,285,000	1,393,626
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,160,000	1,234,523
Series 2019, 4% 6/15/49	1,115,000	1,023,503
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	9,015,000	6,997,252
Georgia Hsg. & Fin. Auth. Series 2019 B, 3.25% 12/1/49	1,750,000	1,373,369
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2019 A:
4% 1/1/49	5,760,000	5,178,377
5% 1/1/30	390,000	413,868
5% 1/1/32	885,000	939,728
5% 1/1/34	1,815,000	1,926,101
5% 1/1/35	875,000	927,781
5% 1/1/36	1,075,000	1,136,447
5% 1/1/37	1,055,000	1,109,496
5% 1/1/38	1,085,000	1,135,250
5% 1/1/44	2,825,000	2,904,900
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,620,000	4,638,076
4% 7/1/39	2,360,000	2,324,162
4% 7/1/43	2,470,000	2,374,158
Main Street Natural Gas, Inc.:
Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	21,715,000	21,678,829
Series 2021 C, 4%, tender 12/1/28 (b)	20,380,000	20,360,429
Series 2023 D, 5%, tender 12/1/30 (b)	19,695,000	20,391,494
Series 2024 A1, 5%, tender 9/1/31 (b)	6,450,000	6,829,573
Series 2024 A1:
5% 3/1/29	2,675,000	2,781,413
5% 9/1/29	2,240,000	2,340,149
5% 3/1/30	2,940,000	3,076,391
5% 9/1/30	2,350,000	2,468,353
Series 2024 B:
5% 9/1/30	1,000,000	1,050,363
5% 3/1/31	1,830,000	1,923,156
5% 9/1/31	850,000	895,923
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	500,000	501,495
4% 4/1/40	1,320,000	1,304,355
5% 4/1/36	1,060,000	1,154,329
Series 2020 B, 5% 9/1/33	2,360,000	2,630,941
TOTAL GEORGIA		140,113,183
Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2020 C:
4% 7/1/37	1,040,000	1,056,911
4% 7/1/38	1,180,000	1,189,856
TOTAL HAWAII		2,246,767
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	470,000	472,782
5.5% 12/1/27	3,070,000	3,127,041
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/24	665,000	666,354
5% 7/15/25	665,000	676,250
5% 7/15/26	470,000	486,204
Series 2019 A, 4% 1/1/50	1,380,000	1,363,836
TOTAL IDAHO		6,792,467
Illinois - 13.5%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	2,660,000	2,637,237
Series 2015 C, 5.25% 12/1/39	755,000	751,787
Series 2016 B, 6.5% 12/1/46	400,000	415,428
Series 2017 A, 7% 12/1/46 (d)	1,400,000	1,506,869
Series 2017 C:
5% 12/1/24	1,735,000	1,742,401
5% 12/1/25	2,670,000	2,703,059
5% 12/1/26	500,000	511,079
Series 2017 D:
5% 12/1/24	1,705,000	1,712,241
5% 12/1/31	1,845,000	1,878,790
Series 2017 H, 5% 12/1/36	440,000	444,882
Series 2018 A:
5% 12/1/24	1,590,000	1,596,752
5% 12/1/29	4,195,000	4,304,841
5% 12/1/31	850,000	872,869
Series 2018 C, 5% 12/1/46	8,210,000	8,046,375
Series 2019 A:
5% 12/1/25	2,360,000	2,389,221
5% 12/1/26	1,985,000	2,028,983
5% 12/1/29	2,920,000	3,056,974
5% 12/1/30	3,820,000	3,963,945
5% 12/1/32	1,700,000	1,763,603
Chicago Gen. Oblig.:
Series 2020 A:
5% 1/1/26	1,565,000	1,593,181
5% 1/1/27	7,225,000	7,442,324
5% 1/1/29	3,645,000	3,857,305
5% 1/1/30	7,320,000	7,818,441
Series 2021 A, 5% 1/1/32	4,405,000	4,738,142
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	770,000	771,886
5% 1/1/36	4,250,000	4,330,177
5% 1/1/37	5,005,000	5,089,254
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2016 B, 5% 1/1/34	2,675,000	2,734,664
Series 2016 C:
5% 1/1/32	4,485,000	4,586,038
5% 1/1/33	1,230,000	1,257,563
5% 1/1/34	1,425,000	1,456,784
Series 2017 B:
5% 1/1/34	1,430,000	1,484,637
5% 1/1/35	2,400,000	2,490,446
5% 1/1/36	1,560,000	1,615,902
5% 1/1/37	6,045,000	6,242,094
5% 1/1/38	2,125,000	2,187,610
Series 2018 B:
4% 1/1/44	5,880,000	5,675,293
5% 1/1/48	1,055,000	1,089,428
5% 1/1/53	1,060,000	1,089,081
Series 2020 A, 4% 1/1/37	6,305,000	6,409,819
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	705,000	712,065
5% 6/1/26	1,505,000	1,537,978
Cook County Ccsd 034 Glenview Series 2021 A, 2% 12/1/37	2,010,000	1,486,127
Cook County Gen. Oblig. Series 2016 A, 5% 11/15/29	5,770,000	5,948,797
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018:
5% 2/1/29	500,000	520,814
5% 2/1/29 (Pre-Refunded to 2/1/27 @ 100)	135,000	140,883
Illinois Fin. Auth.:
Series 2020 A:
3% 5/15/50	7,190,000	5,389,684
3% 5/15/50 (Build America Mutual Assurance Insured)	3,390,000	2,553,773
3.25% 8/15/49	1,340,000	986,244
Series 2020, 5% 7/1/36	4,150,000	4,596,925
Series 2021 A, 3% 8/15/48	930,000	684,954
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	190,000	203,298
5% 10/1/32	275,000	293,153
5% 10/1/33	470,000	498,147
5% 10/1/35	285,000	300,641
5% 10/1/36	285,000	298,323
5% 10/1/37	330,000	342,670
5% 10/1/38	355,000	366,302
5% 10/1/39	610,000	626,657
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,230,000	2,329,890
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,395,000	1,407,174
5% 10/1/33	1,415,000	1,459,381
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	750,000	761,575
5% 7/15/30	1,405,000	1,490,055
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	10,465,000	9,797,995
5% 5/15/43	9,440,000	9,533,492
(Presence Health Proj.) Series 2016 C:
5% 2/15/29	3,260,000	3,372,178
5% 2/15/36	2,255,000	2,317,565
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	465,000	444,921
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,135,000	1,144,715
Series 2015 A, 5% 11/15/31	3,305,000	3,353,510
Series 2016 A, 5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	960,000	994,197
Series 2016 B:
5% 8/15/30	2,830,000	2,945,158
5% 8/15/33	4,330,000	4,480,199
5% 8/15/34	2,280,000	2,359,160
Series 2016 C:
3.75% 2/15/34	685,000	670,494
4% 2/15/36	2,915,000	2,887,171
4% 2/15/41	8,645,000	8,290,370
5% 2/15/31	1,965,000	2,031,321
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	20,249
5% 12/1/29	970,000	993,550
Series 2017 A, 5% 8/1/47	405,000	391,261
Series 2017:
5% 7/1/33	3,175,000	3,307,892
5% 7/1/34	2,610,000	2,718,071
5% 7/1/35	530,000	551,801
Series 2019:
4% 9/1/37	380,000	317,914
4% 9/1/39	945,000	764,337
5% 9/1/30	180,000	178,122
5% 9/1/38	850,000	788,805
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/31	1,835,000	2,055,713
Series 2014:
5% 2/1/25	2,120,000	2,121,622
5% 2/1/27	1,155,000	1,155,993
5% 4/1/28	550,000	550,476
5% 5/1/28	3,140,000	3,142,608
5% 5/1/32	1,320,000	1,321,153
5% 5/1/33	1,510,000	1,511,403
5.25% 2/1/29	2,830,000	2,834,384
5.25% 2/1/30	2,550,000	2,552,757
5.25% 2/1/31	1,230,000	1,231,539
Series 2016:
5% 2/1/26	945,000	964,102
5% 6/1/26	575,000	589,581
5% 2/1/27	3,535,000	3,655,825
5% 2/1/28	3,300,000	3,411,425
5% 2/1/29	3,100,000	3,206,600
Series 2017 A, 5% 12/1/26	3,165,000	3,266,739
Series 2018 A:
5% 10/1/26	1,415,000	1,457,241
5% 10/1/28	3,305,000	3,496,937
Series 2020 B, 4% 10/1/32	5,055,000	5,098,868
Series 2021 A:
5% 3/1/32	100,000	108,603
5% 3/1/35	710,000	766,936
5% 3/1/36	565,000	608,113
5% 3/1/37	710,000	760,031
5% 3/1/46	2,830,000	2,911,345
Series 2021 B, 4% 12/1/34	3,355,000	3,359,688
Series 2022 A:
5% 3/1/32	1,755,000	1,930,222
5% 3/1/36	7,365,000	8,003,283
5.25% 3/1/37	1,605,000	1,762,702
Series 2022 B:
5% 3/1/29	3,495,000	3,718,493
5% 3/1/32	1,550,000	1,704,754
Series 2023 B:
5% 5/1/36	1,450,000	1,576,920
5.25% 5/1/38	6,750,000	7,375,522
5.25% 5/1/40	3,005,000	3,245,394
Series 2023 C, 5% 5/1/29	3,945,000	4,206,800
Series 2023 D, 5% 7/1/28	3,305,000	3,485,873
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	5,330,000	5,113,430
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,437,131	3,811,364
Illinois Hsg. Dev. Auth. Rev.:
Series 2016 C, 2.9% 8/1/31	490,000	443,870
Series 2019 D, 2.7% 10/1/34	485,000	418,361
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	1,785,000	1,803,595
Illinois Sales Tax Rev.:
Series 2021 A, 3% 6/15/33 (Build America Mutual Assurance Insured)	2,720,000	2,521,597
Series 2024 A:
5% 6/15/31	4,535,000	5,021,172
5% 6/15/32	3,805,000	4,260,729
5% 6/15/34	5,495,000	6,281,370
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	890,000	909,164
Series 2019 A, 5% 1/1/44	1,060,000	1,106,464
Kane, Cook & DuPage Counties School District #46 Elgin Series 2024:
5% 1/1/31	650,000	714,053
5% 1/1/35	700,000	780,405
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015 5% 1/1/28	2,625,000	2,642,720
Series 2017, 5% 1/1/29	970,000	1,014,796
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,270,000	10,410,611
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2021, 2.25% 1/1/40	1,245,000	902,056
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/25	4,190,000	4,067,975
0% 1/15/26	3,150,000	2,940,204
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	30,875,000	12,839,897
0% 6/15/44 (Assured Guaranty Muni. Corp. Insured)	7,170,000	2,792,350
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	11,465,000	4,195,314
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	10,015,000	3,238,128
Series 2012 B, 0% 12/15/51	5,570,000	1,291,518
Series 1994, 0% 6/15/29 (FGIC Insured)	5,735,000	4,730,701
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,835,000	5,030,898
Series 2002:
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775,000	579,654
0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,285,000	7,248,936
Series 2017 B:
5% 12/15/28	1,890,000	1,971,854
5% 12/15/32	850,000	885,682
Series 2020 A, 5% 6/15/50	21,945,000	22,383,626
Series 2022 A, 4% 12/15/42	5,405,000	5,157,133
Sales Tax Securitization Corp. Series 2023 C, 5% 1/1/32	4,695,000	5,251,592
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	2,940,000	3,080,643
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	3,720,000	3,938,301
Will County Cmnty. Unit School District #365-U Series 2007:
0% 11/1/26	440,000	403,096
0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	2,560,000	2,322,402
TOTAL ILLINOIS		447,532,669
Indiana - 0.9%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	65,000	65,169
Indiana Fin. Auth. Health Sys. Rev. Series 2016 A, 4% 11/1/51	3,790,000	3,397,669
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/28	425,000	453,232
5% 11/1/29	1,320,000	1,429,210
5% 11/1/30	295,000	323,808
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,450,000	2,252,757
Series 2016, 5% 9/1/31	1,735,000	1,792,152
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	1,660,000	1,377,872
Series 2021 B, 3% 7/1/50	925,000	891,458
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A:
5% 1/1/32	3,775,000	4,001,484
5% 1/1/34	1,890,000	1,995,527
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,090,000	3,197,321
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	945,000	902,111
4% 4/1/46	2,115,000	1,895,642
5% 4/1/40	2,115,000	2,179,377
Series 2020:
4% 4/1/37	1,565,000	1,547,331
5% 4/1/29	970,000	1,027,188
TOTAL INDIANA		28,729,308
Iowa - 0.3%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,360,000	2,403,734
Series A:
5% 5/15/43	775,000	704,914
5% 5/15/48	1,355,000	1,182,114
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	2,645,000	2,356,304
Series 2021 B1, 4% 6/1/49	2,765,000	2,720,516
TOTAL IOWA		9,367,582
Kentucky - 2.9%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,135,000	1,139,305
Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	1,665,000	1,384,612
5% 2/1/28	45,000	46,455
5% 2/1/32	60,000	62,180
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,585,000	1,631,915
Hazard Healthcare Rev. (Appalachian Reg'l. Healthcare Proj.) Series 2021, 3% 7/1/46	2,450,000	1,817,818
Kenton County Arpt. Board Arpt. Rev.:
Series 2016, 5% 1/1/33	1,225,000	1,252,451
Series 2019, 5% 1/1/44	2,120,000	2,217,268
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	945,000	1,013,506
5% 8/1/44	945,000	971,077
Series 2019 A2, 5% 8/1/49	2,360,000	2,412,295
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	45,000	44,952
5% 6/1/26	50,000	50,043
5% 6/1/27	50,000	50,129
5% 6/1/28	55,000	55,212
5% 6/1/29	60,000	60,272
5% 6/1/30	60,000	60,296
Series 2017 B:
5% 8/15/32	2,530,000	2,632,999
5% 8/15/33	1,250,000	1,299,127
5% 8/15/35	1,415,000	1,464,593
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/29	1,760,000	1,872,446
5% 5/1/30	1,180,000	1,258,238
5% 5/1/31	505,000	537,199
5% 5/1/32	265,000	281,839
5% 5/1/33	595,000	633,065
5% 5/1/34	680,000	723,364
5% 5/1/35	400,000	423,390
5% 5/1/36	340,000	358,013
Series A:
4% 11/1/38	600,000	594,487
5% 11/1/29	3,625,000	3,889,199
5% 11/1/30	2,030,000	2,179,117
Kentucky, Inc. Pub. Energy Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	4,875,000	5,068,276
Series A, 4%, tender 6/1/26 (b)	29,720,000	29,484,427
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,360,000	1,389,607
Series 2020 D, 5%, tender 10/1/29 (b)	1,635,000	1,739,808
Series 2016 A:
5% 10/1/31	6,045,000	6,184,017
5% 10/1/32	7,310,000	7,470,173
5% 10/1/33	4,155,000	4,245,743
Series 2020 A:
3% 10/1/43	5,800,000	4,397,349
4% 10/1/40	1,090,000	1,034,190
5% 10/1/37	2,715,000	2,824,039
TOTAL KENTUCKY		96,254,491
Louisiana - 0.1%
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	995,000	1,063,891
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,605,000	1,615,148
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/29	1,135,000	1,180,832
TOTAL LOUISIANA		3,859,871
Maine - 1.1%
Brunswick Series 2020:
2.375% 11/1/37	130,000	103,169
2.5% 11/1/39	335,000	259,976
Lewiston 52850C Series 2021:
1.25% 2/15/31	2,455,000	1,979,383
1.25% 2/15/32	2,595,000	2,026,752
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,120,000	951,075
4% 7/1/46	1,665,000	1,326,323
5% 7/1/41	455,000	426,039
5% 7/1/46	310,000	271,283
Series 2018 A:
5% 7/1/30	1,120,000	1,192,865
5% 7/1/31	1,040,000	1,107,763
5% 7/1/34	1,890,000	2,010,619
5% 7/1/35	2,590,000	2,746,458
5% 7/1/36	3,070,000	3,239,175
5% 7/1/37	2,830,000	2,968,436
5% 7/1/38	2,150,000	2,242,889
5% 7/1/43	4,250,000	4,371,769
Maine Tpk. Auth. Tpk. Rev. Series 2018:
5% 7/1/33	660,000	706,396
5% 7/1/34	945,000	1,009,567
5% 7/1/35	1,040,000	1,107,767
5% 7/1/36	1,890,000	2,005,467
Univ. Sys. Rev. Series 2022, 5.5% 3/1/62	3,800,000	4,009,086
TOTAL MAINE		36,062,257
Maryland - 1.4%
Anne Arundel County Gen. Oblig.:
Series 2012, 3% 10/1/36	2,595,000	2,369,555
Series 2021, 3% 10/1/37	1,000,000	892,640
Baltimore County Gen. Oblig. Series 2021, 3% 3/1/37	825,000	745,863
Baltimore Gen. Oblig. Series 2022 A, 5% 10/15/37	735,000	828,280
City of Westminster Series 2016, 5% 11/1/31	1,865,000	1,912,134
Frederick County Gen. Oblig. Series 2021 A, 1.5% 10/1/33	4,460,000	3,444,365
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,550,000	1,532,292
Series 2019 C, 3.5% 3/1/50	1,495,000	1,462,947
Maryland Health & Higher Edl. Series 2021 A, 3% 7/1/51	4,320,000	3,201,874
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 5% 7/1/40	1,890,000	1,900,500
Series 2016 A:
4% 7/1/42	735,000	659,094
5% 7/1/35	1,940,000	1,977,225
5% 7/1/38	1,060,000	1,070,578
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	850,000	805,945
Series 2022 A:
4% 6/1/37	2,240,000	2,268,067
4% 6/1/38	2,455,000	2,467,033
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2024 A, 5% 7/1/31	4,620,000	5,215,538
Prince Georges County Gen. Oblig. Series 2021 A, 2% 7/1/35	7,055,000	5,604,264
Washington Metropolitan Area Transit Auth. Series 2020 A, 5% 7/15/38	7,100,000	7,644,578
TOTAL MARYLAND		46,002,772
Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	960,000	967,207
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	9,440,000	8,268,097
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,100,000	1,122,820
5% 10/1/33	1,280,000	1,303,481
Series 2015 D, 5% 7/1/44	2,430,000	2,383,701
Series 2019, 5% 9/1/59	4,445,000	4,588,900
Series 2020 A, 4% 7/1/45	9,790,000	8,523,062
Series 2024 D:
5% 7/1/32	800,000	911,220
5% 7/1/42	1,750,000	1,900,448
Series J2, 5% 7/1/53	2,360,000	2,381,384
Series M:
4% 10/1/50	9,975,000	8,080,000
5% 10/1/45	7,515,000	7,362,470
TOTAL MASSACHUSETTS		47,792,790
Michigan - 2.2%
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	1,840,000	1,848,673
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	1,860,000	1,373,958
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,415,000	1,467,091
5% 7/1/48	6,135,000	6,288,358
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,050,000	2,117,332
4% 5/1/33 (Build America Mutual Assurance Insured)	2,110,000	2,180,444
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,365,000	1,399,033
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10,000	10,292
Lansing Board of Wtr. & Lt. Util. Rev. Series 2024 A:
5% 7/1/32	3,155,000	3,603,038
5% 7/1/36	6,000,000	6,879,629
5% 7/1/37	1,675,000	1,899,387
5% 7/1/38	1,250,000	1,405,192
5% 7/1/39	675,000	754,854
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,740,000	1,802,070
Series 2016, 5% 11/15/32	4,545,000	4,702,142
Series 2019 A:
3% 12/1/49	2,645,000	1,960,779
5% 11/15/48	1,555,000	1,598,028
Series 2020 A, 4% 6/1/49	2,070,000	1,846,574
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	290,000	304,058
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	40,000	42,473
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2019 A1, 3.35% 10/1/49	1,750,000	1,370,861
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	3,400,000	2,199,593
Portage Pub. Schools Series 2016:
5% 11/1/33	945,000	965,997
5% 11/1/36	1,180,000	1,202,124
5% 11/1/37	945,000	962,354
Warren Consolidated School District Series 2016:
5% 5/1/28	3,870,000	3,979,256
5% 5/1/29	3,995,000	4,103,899
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,225,000	1,248,476
5% 12/1/31	2,170,000	2,211,533
Series 2015 G:
5% 12/1/31	1,415,000	1,442,082
5% 12/1/32	1,415,000	1,441,919
5% 12/1/33	1,890,000	1,925,190
Series 2015, 5% 12/1/29	1,510,000	1,540,566
Series 2017 A:
5% 12/1/28	565,000	594,035
5% 12/1/29	520,000	546,771
5% 12/1/30	660,000	694,434
5% 12/1/33	330,000	347,043
5% 12/1/37	470,000	488,946
5% 12/1/37	255,000	264,673
Series 2017 C, 5% 12/1/28	1,040,000	1,096,315
TOTAL MICHIGAN		72,109,472
Minnesota - 1.6%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	6,685,000	6,768,841
5% 2/15/58	11,185,000	11,271,407
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,215,000	1,229,008
Series 2017, 5% 5/1/24	1,135,000	1,135,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/25	1,290,000	1,308,076
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	945,000	981,556
5% 10/1/32	675,000	698,339
5% 10/1/33	825,000	852,270
5% 10/1/45	975,000	965,184
Minnesota Hsg. Fin. Agcy.:
Series 2023 F, 5.75% 7/1/53	660,000	696,857
Series B, 4% 8/1/41	1,270,000	1,228,095
Series D:
4% 8/1/38	2,265,000	2,250,267
4% 8/1/40	2,455,000	2,387,833
4% 8/1/41	1,610,000	1,556,876
4% 8/1/43	1,820,000	1,750,701
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	1,235,000	1,182,275
3.55% 2/1/38	1,290,000	1,212,990
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,265,000	2,965,793
5% 5/1/48	4,085,000	4,203,002
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2% 2/1/33	2,545,000	2,126,571
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	3,150,000	3,065,606
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	900,000	883,275
3.65% 2/1/38	945,000	893,861
TOTAL MINNESOTA		51,613,683
Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	2,510,000	2,417,017
5% 6/1/28	705,000	743,689
TOTAL MISSISSIPPI		3,160,706
Missouri - 1.2%
Cape Girardeau County Indl. Dev. Auth. Series 2017 A:
5% 3/1/27	30,000	31,224
5% 3/1/29	1,390,000	1,438,732
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	225,000	231,323
5% 1/1/28	470,000	501,356
5% 1/1/33	450,000	481,534
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/39	1,190,000	1,206,254
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	380,000	373,431
3.25% 2/1/28	380,000	376,022
5% 2/1/34	2,940,000	2,981,398
5% 2/1/36	1,135,000	1,150,437
Series 2019 A:
4% 10/1/48	2,030,000	1,919,724
5% 10/1/46	3,990,000	4,150,515
Series 2021 A:
4% 7/1/33	2,205,000	2,297,895
4% 7/1/46	1,985,000	1,887,875
Series 2023 A, 5% 5/1/33	9,100,000	10,410,654
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	380,000	375,603
Saint Louis Arpt. Rev. Series 2019 A:
5% 7/1/44	1,320,000	1,367,691
5% 7/1/49	1,085,000	1,114,111
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	2,510,000	2,371,529
The Indl. Dev. Auth. of Hannibal (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,235,000	3,246,345
5% 10/1/47	2,005,000	1,971,275
TOTAL MISSOURI		39,884,928
Montana - 0.1%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	235,000	232,187
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	2,665,000	1,996,788
TOTAL MONTANA		2,228,975
Nebraska - 1.2%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	9,795,000	10,211,002
Series 2019, 4%, tender 8/1/25 (b)	13,495,000	13,524,983
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.):
Series 2017, 4% 7/1/33	730,000	745,755
Series 2021 A, 3% 7/1/51	1,190,000	831,456
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	1,890,000	1,981,107
5% 9/1/32	3,525,000	3,691,029
5% 9/1/33	2,115,000	2,213,976
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	920,000	898,749
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,575,000	1,603,347
5% 1/1/34	945,000	960,787
Series 2016 B, 5% 1/1/32	4,720,000	4,804,950
TOTAL NEBRASKA		41,467,141
Nevada - 0.5%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,555,000	2,596,914
5% 9/1/42	6,295,000	6,356,817
Clark County School District Series 2020 B, 3% 6/15/39	2,630,000	2,211,444
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 3.4% 10/1/49	1,210,000	957,908
Series 2019 B, 4% 10/1/49	535,000	528,705
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51	2,830,000	2,775,197
TOTAL NEVADA		15,426,985
New Hampshire - 1.2%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	2,590,000	1,854,148
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	4,597,929	4,418,398
Series 2023 2A, 3.875% 1/20/38	6,704,149	6,096,243
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,225,000	1,278,269
5% 8/1/32	235,000	245,165
5% 8/1/34	2,830,000	2,948,516
5% 8/1/36	1,890,000	1,957,286
5% 8/1/37	2,265,000	2,334,939
Series 2018, 5% 8/1/35	2,595,000	2,697,305
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	1,985,000	2,055,522
Series 2017:
5% 7/1/36	1,135,000	1,145,378
5% 7/1/44	1,790,000	1,623,787
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 4% 7/1/32	850,000	825,211
Series 2016:
4% 10/1/38	1,100,000	1,036,175
5% 10/1/28	2,830,000	2,892,526
5% 10/1/32	4,870,000	4,989,103
Portsmouth Tan Series 2021, 1.625% 4/1/34	1,260,000	968,363
TOTAL NEW HAMPSHIRE		39,366,334
New Jersey - 5.1%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024, 5% 7/1/49 (Build America Mutual Assurance Insured)	2,215,000	2,330,418
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	855,000	582,352
Series A, 5% 11/1/36	4,895,000	5,244,122
Series QQQ:
4% 6/15/34	755,000	771,624
4% 6/15/36	1,040,000	1,052,820
4% 6/15/39	945,000	936,742
4% 6/15/41	945,000	921,042
4% 6/15/46	1,415,000	1,336,041
4% 6/15/50	1,890,000	1,759,249
5% 6/15/31	1,040,000	1,148,428
5% 6/15/33	190,000	209,627
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	750,000	476,567
(Provident Montclair Proj.) Series 2017:
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	40,000	41,780
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	57,073
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	40,000	41,585
Series LLL, 4% 6/15/49	2,655,000	2,484,459
Series MMM, 4% 6/15/36	755,000	760,377
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,480,000	2,544,285
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/29	3,000,000	3,272,179
Series 2021:
2% 6/1/34	5,340,000	4,287,645
2% 6/1/36	1,140,000	871,589
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	995,000	1,008,878
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	35,000	36,029
5% 7/1/30	945,000	973,422
Series 2016:
4% 7/1/48	1,700,000	1,486,679
5% 7/1/41	2,070,000	2,063,121
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	2,605,000	2,629,731
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2022 B:
4.25% 1/1/43	6,000,000	6,120,715
5% 1/1/46	8,000,000	8,614,142
Series 2024, 5% 1/1/32 (h)	2,980,000	3,329,156
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	15,160,000	15,743,966
Series 2006 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,275,000	1,037,915
0% 12/15/31 (FGIC Insured)	5,300,000	3,987,872
0% 12/15/36 (AMBAC Insured)	10,000,000	6,003,656
Series 2008 A, 0% 12/15/38 (Build America Mutual Assurance Insured)	3,575,000	1,947,255
Series 2010 A, 0% 12/15/27	6,980,000	6,107,074
Series 2014 BB2, 5% 6/15/34	5,370,000	5,947,582
Series 2016 A:
5% 6/15/27	890,000	915,422
5% 6/15/29	3,350,000	3,435,148
Series 2018 A:
5% 12/15/32	3,025,000	3,235,227
5% 12/15/34	945,000	1,006,690
Series 2019 BB, 4% 6/15/50	1,770,000	1,639,813
Series 2021 A:
4% 6/15/38	510,000	509,953
5% 6/15/32	3,360,000	3,734,429
5% 6/15/33	945,000	1,046,019
Series 2022 A:
4% 6/15/41	4,625,000	4,518,791
4% 6/15/42	3,105,000	3,006,837
Series 2022 AA:
5% 6/15/29	7,555,000	8,159,098
5% 6/15/35	590,000	657,984
5% 6/15/36	6,915,000	7,664,435
5% 6/15/37	3,195,000	3,510,057
Series A:
4% 12/15/39	945,000	935,383
4.25% 12/15/38	2,345,000	2,354,239
Series AA:
4% 6/15/38	2,660,000	2,659,753
4% 6/15/45	6,365,000	6,033,422
4% 6/15/50	895,000	829,171
5% 6/15/37	2,830,000	3,058,176
5% 6/15/50	3,160,000	3,236,641
Port Auth. of New York & New Jersey Series 2023 243, 5% 12/1/38	5,500,000	6,225,772
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
4.5% 11/1/42	1,500,000	1,508,219
4.625% 11/1/47	2,500,000	2,503,683
TOTAL NEW JERSEY		170,551,559
New Mexico - 0.0%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	850,000	836,409
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	215,000	213,823
5% 5/15/39	160,000	153,942
5% 5/15/44	170,000	156,270
5% 5/15/49	335,000	296,207
TOTAL NEW MEXICO		1,656,651
New York - 7.7%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,470,000	1,524,986
Series 2016 A:
5% 7/1/25	65,000	65,744
5% 7/1/32	2,360,000	2,434,798
Hempstead Local Dev. Corp. Rev. (Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	2,285,000	1,596,536
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/33	3,395,000	3,549,345
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	470,000	498,936
5% 9/1/35	1,890,000	2,000,052
5% 9/1/36	1,070,000	1,128,500
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	16,100,000	15,814,066
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	4,505,000	4,770,508
New York City Gen. Oblig.:
Series 2021 A1, 5% 8/1/31	6,010,000	6,650,968
Series 2022 B1, 5% 8/1/32	1,000,000	1,136,270
Series 2024 A:
5% 8/1/40	2,470,000	2,729,644
5% 8/1/41	2,365,000	2,602,080
New York City Hsg. Dev. Corp. Bonds:
Series 2023 E2, 3.8%, tender 1/3/28 (b)	780,000	780,896
Series 2024 A2, 3.625%, tender 7/1/28 (b)	6,650,000	6,611,050
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 J, 3.05% 11/1/49	1,235,000	903,466
Series 2021 F1, 2.4% 11/1/46	1,725,000	1,129,135
New York City Transitional Fin. Auth. Series 2024 F1:
5% 2/1/40	4,720,000	5,263,353
5% 2/1/41	4,370,000	4,843,051
New York City Transitional Fin. Auth. Rev.:
Series 2018 1, 5% 11/1/29	2,450,000	2,602,318
Series 2019 B1, 5% 8/1/34	1,890,000	2,005,379
Series 2024 A1, 5% 5/1/42	5,130,000	5,619,186
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	6,805,000	6,922,283
5% 11/15/29	4,720,000	4,801,226
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/1/33	660,000	733,533
5% 7/1/34	1,370,000	1,513,319
5% 7/15/37	570,000	588,902
5% 7/1/38	1,785,000	1,913,930
5% 7/1/42	1,180,000	1,239,437
5% 7/15/42	1,605,000	1,617,567
5% 7/15/50	4,150,000	4,059,906
New York Dorm. Auth. Sales Tax Rev.:
Series 2018 C, 5% 3/15/38	7,820,000	8,198,453
Series 2023 A1, 5% 3/15/41	16,795,000	18,487,931
New York Metropolitan Trans. Auth. Rev.:
Series 2016 C1, 5% 11/15/56	1,890,000	1,901,183
Series 2017 C-2:
0% 11/15/29	2,150,000	1,754,271
0% 11/15/33	5,285,000	3,659,363
Series 2017 D, 5% 11/15/30	4,720,000	4,992,638
Series 2020 D:
4% 11/15/46	31,520,000	29,033,040
4% 11/15/47	2,205,000	2,018,405
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	5,070,000	3,865,154
Series 2021 E, 3% 3/15/50	5,030,000	3,819,402
Series 2024 A:
5% 3/15/30	3,720,000	4,114,565
5% 3/15/31	7,440,000	8,349,786
5% 3/15/32	9,295,000	10,568,444
5% 3/15/33	2,425,000	2,790,351
5% 3/15/34	2,170,000	2,525,446
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2023 C2, 3.8%, tender 5/1/29 (b)	13,520,000	13,500,687
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	22,920,000	22,343,337
4% 3/15/45	8,600,000	8,336,798
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,955,000	3,079,844
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	945,000	941,688
5% 12/1/25 (Assured Guaranty Muni. Corp. Insured)	595,000	595,133
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	1,415,000	1,522,463
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	600,000	510,617
5.375% 11/1/54 (d)	1,020,000	817,621
TOTAL NEW YORK		257,376,990
New York And New Jersey - 0.5%
New Jersey Edl. Facilities Auth. Rev. Series 2024 B, 5.25% 3/1/54	14,245,000	15,628,237
North Carolina - 1.3%
Alamance County Series 2021, 2% 5/1/34	1,130,000	926,992
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,245,000	2,346,380
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	1,890,000	1,985,755
5% 7/1/42	2,715,000	2,801,933
Series 2017 C:
4% 7/1/36	1,415,000	1,430,008
4% 7/1/37	1,415,000	1,424,252
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	210,000	221,221
North Carolina Grant Anticipation Rev. Series 2021, 2% 3/1/36	3,505,000	2,732,762
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2019 A:
5% 12/1/29	1,310,000	1,389,479
5% 12/1/30	1,360,000	1,444,880
5% 12/1/32	1,035,000	1,100,352
5% 12/1/33	755,000	802,259
Series 2020 A, 3% 7/1/45	2,325,000	1,764,182
Series 2021 A:
4% 3/1/36	850,000	759,968
4% 3/1/51	1,790,000	1,311,567
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 C, 5% 1/1/29	7,555,000	7,734,537
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,045,000	2,585,634
5% 1/1/43	4,250,000	4,358,784
5% 1/1/44	5,295,000	5,422,436
5% 1/1/49	1,890,000	1,919,481
TOTAL NORTH CAROLINA		44,462,862
North Dakota - 0.1%
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	3,620,000	2,362,437
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	3,965,000	4,001,194
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,415,000	1,487,670
5% 2/15/39	945,000	989,028
5% 2/15/44	2,975,000	3,080,607
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	1,210,000	1,216,907
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	2,570,000	1,878,153
4% 6/1/48	850,000	756,857
5% 6/1/27	2,125,000	2,202,762
5% 6/1/29	3,870,000	4,119,401
5% 6/1/34	1,140,000	1,220,003
Series 2020 B2, 5% 6/1/55	7,005,000	6,341,412
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	470,000	473,838
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	945,000	951,279
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	1,890,000	2,008,686
5% 10/1/37	1,180,000	1,242,418
5% 10/1/38	1,415,000	1,484,346
Columbus City School District Series 2016 A:
5% 12/1/32	795,000	820,122
5% 12/1/32 (Pre-Refunded to 6/1/26 @ 100)	150,000	154,508
Dublin City School District Series 2024:
5% 12/1/43	1,000,000	1,097,899
5% 12/1/48	2,365,000	2,545,666
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	65,000	64,719
5% 6/15/26	70,000	69,488
5% 6/15/27	75,000	74,246
5% 6/15/28	80,000	78,933
5.25% 6/15/43	4,720,000	4,167,427
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	60,000	60,972
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	10,450,000	10,525,382
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	120,000	118,878
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,675,000	1,557,873
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	130,000	138,103
Ohio Hosp. Rev.:
Series 2020 A, 4% 1/15/50	780,000	710,614
Series 2021 A, 4% 1/15/46	3,900,000	3,643,637
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	285,000	284,543
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	1,615,000	1,755,621
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,475,000	2,407,996
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,195,000	1,215,107
Series 2019, 5% 2/15/29	1,830,000	1,883,058
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,495,000	3,551,886
5% 1/1/30	1,700,000	1,843,191
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	1,075,000	1,112,125
6% 12/1/29	1,140,000	1,189,795
6% 12/1/30	1,205,000	1,267,015
6% 12/1/31	1,280,000	1,354,007
TOTAL OHIO		77,147,372
Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015, 5% 10/1/32	1,040,000	1,056,419
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City-Del City Pub. Schools Proj.) Series 2024, 5% 10/1/33	1,750,000	1,994,878
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,590,000	1,502,319
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	300,000	326,235
TOTAL OKLAHOMA		4,879,851
Oregon - 0.8%
Clackamas County Series 2020, 1.625% 6/1/36	1,050,000	763,857
Lake Oswego Ore Series 2019 A, 2.8% 6/1/39	2,075,000	1,664,747
Oregon Gen. Oblig. (Article XI-M, XI-N and XI-P State Grant Programs) Series 2023 D, 5% 6/1/42	1,410,000	1,554,432
Oregon Health and Science Univ. Spl. Rev. Series 2021 A, 3% 7/1/51	5,290,000	3,763,791
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single-Family Mtg. Prog.) Series 2019 A, 2.65% 7/1/39	685,000	554,452
Series 2019 A, 4% 7/1/50	3,525,000	3,486,108
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	1,995,000	1,074,276
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	3,960,000	2,912,291
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,020,000	1,066,326
5% 6/15/35	2,960,000	3,082,865
5% 6/15/36	2,830,000	2,944,074
5% 6/15/38	2,830,000	2,925,489
TOTAL OREGON		25,792,708
Pennsylvania - 6.2%
Allegheny County Arpt. Auth. Rev. Series 2021 B:
5% 1/1/51	5,350,000	5,551,353
5% 1/1/56	11,795,000	12,156,315
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,360,000	2,392,947
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,160,000	954,604
4% 12/1/41	2,135,000	1,489,317
4.25% 12/1/50	2,375,000	1,536,050
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 3% 8/15/53	5,745,000	4,037,082
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	945,000	975,548
5% 7/15/38	945,000	984,512
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,255,000	1,286,322
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,115,000	1,128,703
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A:
5% 7/1/46	640,000	593,839
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	145,000	149,567
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,110,000	3,169,431
Lancaster Muni. Auth. Rev. Series 2023 B, 5% 6/1/29	3,005,000	3,254,090
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	1,890,000	1,851,729
4% 7/1/38	2,060,000	2,008,667
4% 7/1/39	2,360,000	2,295,620
5% 7/1/44	2,360,000	2,423,530
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,605,000	1,643,697
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A:
5% 10/1/28	40,000	38,989
5% 10/1/29	40,000	38,914
5% 10/1/30	4,105,000	3,982,146
5% 10/1/32	130,000	124,927
5% 10/1/36	4,395,000	4,169,619
5% 10/1/40	2,405,000	2,195,936
Series 2019, 4% 9/1/44	4,875,000	4,535,324
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	6,835,000	5,961,702
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	710,000	749,571
5% 7/1/37	755,000	789,500
5% 7/1/38	710,000	737,765
5% 7/1/43	1,890,000	1,946,980
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.):
Series 2023 B1, 5.25% 7/1/49	925,000	934,104
Series 2023 B2, 5% 7/1/38	1,040,000	1,081,624
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,495,000	1,516,759
Series 2016:
5% 5/1/29	945,000	960,944
5% 5/1/31	945,000	960,701
Pennsylvania Hsg. Fin. Agcy. Series 2023 142A:
4.5% 10/1/38	2,075,000	2,115,504
5% 10/1/43	1,495,000	1,534,888
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	4,595,000	4,755,251
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	720,000	749,961
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	2,050,000	1,938,550
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2021 A, 4% 12/1/50	16,995,000	15,781,389
Series 2024, 5% 12/1/40	2,650,000	2,932,526
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	470,000	494,106
5% 7/1/29	470,000	493,425
5% 7/1/30	520,000	545,695
5% 7/1/31	565,000	592,961
5% 7/1/32	520,000	544,839
5% 7/1/33	565,000	591,854
5% 7/1/42	2,255,000	2,313,690
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	10,470,000	10,489,066
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,185,000	2,097,827
Series 2015:
5% 8/1/26	945,000	955,878
5% 8/1/27	945,000	956,223
5% 8/1/28	1,890,000	1,912,905
Philadelphia Gen. Oblig. Series 2019 B:
5% 2/1/33	1,510,000	1,628,848
5% 2/1/36	1,400,000	1,503,190
5% 2/1/37	1,810,000	1,932,018
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,280,000	3,350,870
Series 2018 A:
5% 9/1/34	1,370,000	1,445,934
5% 9/1/35	945,000	995,321
Series 2018 B, 5% 9/1/43	1,315,000	1,350,624
Series 2019 A:
4% 9/1/35	2,175,000	2,214,862
4% 9/1/36	1,890,000	1,913,074
5% 9/1/31	1,100,000	1,176,886
5% 9/1/33	6,485,000	7,001,318
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	1,945,000	2,103,803
Philadelphia Wtr. & Wastewtr. Rev. Series 2023 B:
5% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	4,275,000	4,774,336
5% 9/1/40 (Assured Guaranty Muni. Corp. Insured)	4,750,000	5,255,811
5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	2,720,000	3,015,030
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,060,000	1,104,120
5% 12/15/37	470,000	485,963
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	1,890,000	2,161,503
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,695,000	1,703,358
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2019 A:
4% 6/1/44	1,405,000	1,325,812
4% 6/1/49	3,345,000	3,045,946
5% 6/1/44	2,450,000	2,519,872
5% 6/1/49	3,915,000	3,984,282
Series 2023 A, 5% 6/1/29	9,600,000	10,395,763
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	695,000	702,571
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	945,000	963,734
5% 8/1/38	3,025,000	3,098,813
5% 8/1/48	2,690,000	2,725,879
TOTAL PENNSYLVANIA		206,284,507
Puerto Rico - 1.2%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 B:
4% 7/1/42 (d)	2,165,000	2,013,676
5% 7/1/33 (d)	1,030,000	1,093,554
5% 7/1/37 (d)	4,335,000	4,522,980
Series 2022 A, 4% 7/1/42 (d)	2,165,000	2,013,701
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	10,912,493	7,145,101
4% 7/1/33	8,345,792	8,207,059
4% 7/1/35	3,005,000	2,907,454
5.625% 7/1/27	1,085,763	1,128,478
5.625% 7/1/29	1,260,915	1,358,755
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	10,165,000	9,920,691
TOTAL PUERTO RICO		40,311,449
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,605,000	4,456,599
5% 9/1/36	185,000	173,228
Series 2016, 5% 5/15/39	3,100,000	3,108,109
Series 2024, 5% 5/15/34	1,695,000	1,877,078
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2024:
5% 6/1/35	1,210,000	1,368,313
5% 6/1/42	3,300,000	3,538,293
5% 6/1/43	1,180,000	1,260,257
5% 6/1/48	5,135,000	5,394,947
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	515,000	509,109
Series 2021 74, 3% 4/1/49	3,710,000	3,587,894
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	775,000	757,362
TOTAL RHODE ISLAND		26,031,189
South Carolina - 1.7%
Beaufort County School District Series 2021 A, 2% 3/1/34	1,080,000	888,368
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,510,000	1,588,916
5% 7/1/48	11,330,000	11,810,066
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	1,030,000	1,017,581
Series 2022 A:
5% 1/1/29	285,000	303,947
5% 7/1/29	470,000	504,988
5% 1/1/30	470,000	503,347
5% 7/1/30	520,000	558,762
5% 1/1/31	520,000	558,428
5% 7/1/31	535,000	577,145
Series 2023 B, 6% 1/1/54	1,000,000	1,087,449
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,080,000	4,329,615
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 B:
5% 12/1/35	3,425,000	3,511,718
5% 12/1/36	5,140,000	5,254,728
Series 2016 C:
5% 12/1/24	485,000	487,455
5% 12/1/25	565,000	575,019
5% 12/1/26	945,000	972,940
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,360,000	8,813,245
4% 4/15/48	6,530,000	5,886,480
5% 4/15/48	8,855,000	9,020,220
TOTAL SOUTH CAROLINA		58,250,417
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2017:
5% 7/1/30	805,000	848,737
5% 7/1/35	685,000	715,289
Series 2020 A, 3% 9/1/45	2,245,000	1,696,441
TOTAL SOUTH DAKOTA		3,260,467
Tennessee - 1.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,700,000	1,595,527
Series 2019 A2:
5% 8/1/37	810,000	853,404
5% 8/1/44	1,125,000	1,156,044
Metropolitan Govt. Nashville & Davidson County Elec. Rev.:
Series 2024 A:
5% 5/15/29	1,000,000	1,094,288
5% 5/15/31	6,285,000	7,108,639
5% 5/15/32	2,000,000	2,294,305
5% 5/15/41	2,000,000	2,227,236
5% 5/15/43	1,660,000	1,827,520
5% 5/15/44	1,665,000	1,827,127
Series 2024 B:
5% 5/15/29	2,690,000	2,943,635
5% 5/15/30	4,160,000	4,633,396
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,445,000	2,069,759
5.25% 10/1/58	7,340,000	7,383,435
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/27	1,160,000	1,202,611
5% 5/1/29	1,170,000	1,215,087
5% 5/1/30	2,260,000	2,347,904
5% 5/1/31	1,190,000	1,234,712
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	630,000	621,246
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	270,000	216,661
2.8% 7/1/44	325,000	240,114
Series 2019 4, 2.9% 7/1/39	660,000	538,191
TOTAL TENNESSEE		44,630,841
Texas - 7.4%
Alvin Independent School District Series 2024:
5% 2/15/32	1,000,000	1,137,932
5% 2/15/33	1,000,000	1,151,962
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023, 5% 7/1/38	4,245,000	4,701,931
Bryan Tex For Previous Issuess Series 2020, 2.125% 8/15/34	740,000	593,960
Central Reg'l. Mobility Auth.:
Series 2020 A, 5% 1/1/49	3,720,000	3,830,230
Series 2020 B, 5% 1/1/45	1,650,000	1,711,845
Collin County Series 2022, 4% 2/15/39	1,275,000	1,297,027
Conroe Independent School District Series 2024:
5% 2/15/36	2,785,000	3,211,660
5% 2/15/37	4,950,000	5,658,197
5% 2/15/38	2,195,000	2,485,647
Coppell Tex Series 2020, 1.375% 2/1/35	1,470,000	1,062,502
Dallas Area Rapid Transit Sales Tax Rev. Series 2020 A, 5% 12/1/45	1,355,000	1,435,929
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	3,220,000	3,307,295
4% 11/1/35	2,860,000	2,929,051
Series 2023 B, 5% 11/1/38	2,750,000	3,071,281
Fort Bend Grand Parkway Toll Road Auth. Series 2021, 3% 3/1/46	1,600,000	1,219,919
Frisco Texas Series 2022, 2% 2/15/41	645,000	422,465
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/46	1,700,000	1,585,092
4% 3/1/51	2,125,000	1,914,360
Grand Parkway Trans. Corp.:
Series 2018 A:
5% 10/1/36	4,720,000	4,990,842
5% 10/1/37	9,440,000	9,935,818
5% 10/1/43	5,195,000	5,385,226
Series 2020 C, 4% 10/1/49	2,740,000	2,497,428
Greenville Gen. Oblig. Series 2021, 2% 2/15/33	1,055,000	864,681
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2024, 5% 5/15/29	2,785,000	3,004,136
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	1,890,000	2,011,369
Houston Arpt. Sys. Rev. Series 2018 D:
5% 7/1/29	1,795,000	1,925,319
5% 7/1/30	2,360,000	2,531,919
5% 7/1/31	2,125,000	2,278,295
5% 7/1/32	1,890,000	2,025,873
5% 7/1/39	6,685,000	7,009,483
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2024, 5% 5/15/34	10,785,000	12,615,636
Houston Util. Sys. Rev. Series 2016 B, 5% 11/15/33	1,320,000	1,368,520
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	995,000	1,015,542
5% 10/15/34	1,575,000	1,605,876
5% 10/15/35	1,145,000	1,165,704
5% 10/15/44	790,000	792,302
Lamar Consolidated Independent School District Series 2021, 3% 2/15/56	2,000,000	1,417,140
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/33	4,260,000	4,539,581
5% 5/15/35	2,005,000	2,119,768
Series 2024:
5% 5/15/32 (Assured Guaranty Muni. Corp. Insured)	1,930,000	2,182,859
5% 5/15/33 (Assured Guaranty Muni. Corp. Insured)	1,380,000	1,579,331
5% 5/15/34 (Assured Guaranty Muni. Corp. Insured)	1,150,000	1,310,658
5% 5/15/35 (Assured Guaranty Muni. Corp. Insured)	1,240,000	1,406,938
5% 5/15/36 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,577,311
5% 5/15/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,116,719
5% 5/15/38 (Assured Guaranty Muni. Corp. Insured)	1,035,000	1,148,872
5% 5/15/39 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,324,766
5% 5/15/40 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,535,346
Mansfield Tex Series 2020:
2.125% 2/15/34	1,355,000	1,112,873
2.375% 2/15/36	850,000	691,265
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,415,000	1,483,968
5% 8/15/47	1,140,000	1,158,286
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	1,985,000	2,037,178
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/34	945,000	979,560
5% 1/1/35	1,225,000	1,268,112
5% 1/1/36	1,135,000	1,173,045
5% 1/1/37	4,440,000	4,576,796
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	250,000	255,621
5% 1/1/31	350,000	357,623
5% 1/1/33	1,415,000	1,471,125
Series 2015 A, 5% 1/1/32	1,465,000	1,475,782
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	14,265,000	12,048,573
Series 2021 B:
3% 1/1/46	4,000,000	3,109,101
3% 1/1/51	10,685,000	7,966,349
Northwest Independent School District Series 2023:
5% 2/15/40	4,000,000	4,374,063
5% 2/15/41	5,500,000	5,984,861
Plano Gen. Oblig. Series 2018, 3.37% 9/1/37	900,000	841,738
Prosper Independent School District:
Series 2021 A, 3% 2/15/37	1,585,000	1,437,775
Series 2024:
5% 2/15/41	4,220,000	4,671,018
5% 2/15/42	2,770,000	3,050,831
San Antonio Elec. & Gas Sys. Rev. Series 2017:
5% 2/1/32	1,180,000	1,241,769
5% 2/1/34	1,415,000	1,487,012
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	710,000	745,725
5% 10/1/41	1,415,000	1,454,646
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2018 B, 5% 7/1/43	1,320,000	1,361,941
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,425,084	2,905,019
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	4,130,000	4,494,289
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	2,250,000	2,223,009
Series 2023, 6% 3/1/54	2,865,000	3,127,469
Series A, 3.5% 3/1/51	2,180,000	2,126,415
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 12/31/36	1,920,000	1,942,303
4% 6/30/37	2,830,000	2,848,613
4% 12/31/37	3,775,000	3,791,748
4% 12/31/38	2,125,000	2,124,310
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A, 5% 3/15/31	1,890,000	1,980,650
Series 2019 A:
4% 3/15/34	2,125,000	2,166,221
4% 3/15/35	1,890,000	1,916,209
Texas Trans. Commission State Hwy. Fund Rev. Series 2024, 5% 10/1/33	8,820,000	10,263,078
Texas Wtr. Dev. Board Rev. Series 2021, 2.5% 10/15/39	2,000,000	1,505,608
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/33	3,305,000	3,377,031
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2016 B, 5% 7/1/29	885,000	911,513
Series 2023 A, 5% 7/1/40	1,880,000	2,088,581
Waco Gen. Oblig. Series 2020:
2.125% 2/1/35	1,230,000	981,009
2.25% 2/1/36	1,610,000	1,267,458
TOTAL TEXAS		246,868,712
Utah - 1.1%
Canyons School District Utah (Utah School Bond Guaranty Prog.) Series 2021 A, 1.375% 6/15/33	3,875,000	2,974,804
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,550,000	1,625,617
5% 7/1/35	1,415,000	1,482,349
5% 7/1/36	1,415,000	1,477,951
5% 7/1/37	945,000	983,110
Series 2021 B:
5% 7/1/46	5,225,000	5,538,041
5% 7/1/51	21,060,000	22,101,845
Weber School District Utah (Utah School District Bond Guaranty Prog.) Series 2019, 2.375% 6/15/36	730,000	603,307
TOTAL UTAH		36,787,024
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,265,000	2,093,828
5% 10/15/46	2,645,000	2,342,391
TOTAL VERMONT		4,436,219
Virginia - 1.4%
Arlington County IDA Hosp. Facilities Bonds Series 2023 A, 5%, tender 7/1/31 (b)	1,280,000	1,377,691
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,120,000	1,249,226
5% 8/1/35	1,230,000	1,368,632
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/26	1,850,000	1,851,331
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	2,010,000	1,473,235
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	350,000	336,791
Series 2016:
4% 6/15/37	325,000	317,708
5% 6/15/28	945,000	966,635
5% 6/15/33	210,000	214,036
5% 6/15/36	945,000	959,822
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A, 4% 2/1/35	16,100,000	16,706,086
(21st Century College and Equip. Programs):
Series 2023 A, 5% 2/1/37	2,750,000	3,106,503
Series 2023 B, 5% 2/1/34	6,750,000	7,752,939
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	450,000	476,838
5% 5/15/33	1,890,000	2,002,154
Virginia St Pub. School Auth. Spl. O Series 2023, 5% 8/1/38	2,810,000	3,173,267
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,360,000	2,374,466
TOTAL VIRGINIA		45,707,360
Washington - 3.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,210,219
King County Gen. Oblig. Series 2021 A, 2% 1/1/37	535,000	405,510
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.) Series 2023 A3, 4.625% 1/1/41	3,480,000	3,565,412
Pierce County Gen. Oblig. Series 2019 A, 2.35% 7/1/33	3,795,000	3,303,756
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	945,000	973,388
5% 1/1/38	945,000	970,734
Univ. of Washington Univ. Revs. Series 2024 A:
5% 4/1/35	3,750,000	4,395,843
5% 4/1/36	2,255,000	2,624,828
5% 4/1/37	3,750,000	4,303,698
5% 4/1/38	750,000	852,867
5% 4/1/39	700,000	791,161
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/43	550,000	424,389
Series 2021, 4% 7/1/31	11,755,000	11,471,217
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	905,000	913,523
Series 2017 D, 5% 2/1/33	1,985,000	2,073,112
Series 2021 A:
5% 6/1/35	4,000,000	4,419,959
5% 8/1/35	1,000,000	1,106,645
Series R-2017 A:
5% 8/1/28	890,000	919,835
5% 8/1/30	890,000	920,420
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	380,000	386,869
5% 7/1/31	810,000	825,700
5% 7/1/34	2,495,000	2,534,637
5% 7/1/35	2,220,000	2,250,868
5% 7/1/36	2,125,000	2,145,860
5% 7/1/42	8,705,000	8,610,086
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/30	1,135,000	1,189,373
5% 10/1/31	1,415,000	1,479,863
5% 10/1/32	975,000	1,017,000
5% 10/1/33	2,360,000	2,457,475
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,125,000	2,175,695
5% 8/15/30	945,000	967,874
Series 2017 B, 4% 8/15/41	6,845,000	6,433,310
Series 2019 A1:
5% 8/1/34	1,790,000	1,918,574
5% 8/1/37	945,000	995,638
Series 2019 A2:
5% 8/1/35	2,695,000	2,878,018
5% 8/1/39	1,055,000	1,101,315
Series 2020, 5% 9/1/55	9,515,000	9,720,101
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	3,265,000	2,383,726
(Whitman College Proj.) Series 2024, 4% 1/1/43	3,000,000	2,888,086
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,510,000	1,538,583
5% 10/1/35	945,000	961,904
5% 10/1/40	1,535,000	1,541,535
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100,000	96,788
5% 7/1/33 (d)	325,000	322,387
5% 7/1/38 (d)	100,000	95,212
5% 7/1/48 (d)	300,000	260,584
TOTAL WASHINGTON		104,823,577
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)	980,000	965,333
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,735,000	1,734,902
TOTAL WEST VIRGINIA		2,700,235
Wisconsin - 1.8%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	1,415,000	1,302,034
Howard Suamico Scd Series 2021, 2% 3/1/38	1,165,000	841,015
Kohler Wis School District Series 2021, 2% 3/1/38	620,000	446,938
Mauston School District Series 2021, 1.8% 3/1/37 (Assured Guaranty Muni. Corp. Insured)	2,840,000	2,025,571
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	575,000	547,280
5.25% 10/1/48	575,000	532,500
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A, 4% 6/1/45	1,430,000	1,296,818
Series 2019 A, 5% 10/1/44	5,820,000	5,995,584
Series 2020 A, 3% 6/1/45	3,000,000	2,265,460
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (d)	500,000	497,355
5% 5/15/28 (d)	550,000	545,045
5.25% 5/15/37 (d)	230,000	226,795
5.25% 5/15/42 (d)	220,000	208,929
5.25% 5/15/47 (d)	220,000	200,817
5.25% 5/15/52 (d)	410,000	364,459
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	620,000	576,276
5% 10/1/48 (d)	705,000	630,114
5% 10/1/53 (d)	1,615,000	1,403,020
Roseman Univ. of Health:
Series 2020:
5% 4/1/50 (d)	985,000	969,432
5% 4/1/50 (Pre-Refunded to 4/1/30 @ 100) (d)	100,000	110,191
Series 2021 A:
3% 7/1/50	4,070,000	2,914,979
4.5% 6/1/56 (d)	12,205,000	9,622,042
Series 2021 B, 6.5% 6/1/56 (d)	3,990,000	3,304,895
Westosha Cent High School District Series 2021:
1.75% 3/1/34	1,850,000	1,420,487
2% 3/1/41	1,575,000	1,033,713
Wisconsin Gen. Oblig. Series 2025 1, 5% 5/1/33 (h)	1,390,000	1,552,934
Wisconsin Health & Edl. Facilities:
Series 2013 B2, 4% 11/15/43	2,480,000	2,355,826
Series 2014:
4% 5/1/33 (Pre-Refunded to 5/1/24 @ 100)	1,395,000	1,395,000
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	730,000	730,000
Series 2016, 4% 12/1/46	2,785,000	2,628,452
Series 2017 A:
4% 4/1/39	1,365,000	1,346,541
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	1,200,000	1,260,280
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	1,040,000	1,092,243
Series 2019 A, 5% 11/1/39	3,975,000	3,588,682
Series 2019 B1, 2.825% 11/1/28	450,000	411,524
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2018 C4, 5%, tender 6/22/29 (b)	1,355,000	1,458,754
Series 2018, 5%, tender 6/22/29 (b)	1,960,000	2,111,038
Series 2012, 5% 6/1/39	1,125,000	1,125,248
Wisconsin Rapids School District Series 2021, 2% 4/1/36	1,110,000	803,943
TOTAL WISCONSIN		61,142,214
TOTAL MUNICIPAL BONDS (Cost $3,310,678,693)		3,191,627,177

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 3.54% (i)(j) (Cost $106,242,285)	106,204,228	106,246,696

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $3,416,920,978)	3,297,873,873
NET OTHER ASSETS (LIABILITIES) - 0.8%	27,776,715
NET ASSETS - 100.0%	3,325,650,588

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,952,354 or 1.5% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Level 3 security
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.54%	149,768,605	149,486,858	193,008,767	1,131,784	-	-	106,246,696	9.7%
Total	149,768,605	149,486,858	193,008,767	1,131,784	-	-	106,246,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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